Organization and Business Operation (Details) - USD ($)			6 Months Ended	12 Months Ended
	Jan. 18, 2023	Oct. 22, 2021	Jun. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Subsidiary, Sale of Stock [Line Items]
Shares Issued, Price Per Share			$ 10
Transaction Costs				$ 16,138,202
Underwriting fees				5,520,000
Deferred Offering Cost Non-Current				9,660,000
Other offering costs				958,202
Shareholders deficit				15,428,121
Allocated to the warrants and expense				710,081
Net tangible assets			$ 5,000,001	$ 5,000,001
Condition for future business combination threshold Percentage Ownership			50	50
Redemption of shares calculated based on business days prior to consummation of business combination			15 months	15 months
Condition for future business combination threshold Net Tangible Assets			$ 100,000	$ 100,000
Obligation to redeem Public Shares if entity does not complete a Business Combination (as a percent)			100.00%	100.00%
Cash held outside of the Trust Account	$ 140,000		$ 50,193	$ 614,767
Accrued Offering Costs And Expenses			$ 4,664,539	$ 1,866,992
Public share	$ 0.04		$ 9.2	$ 9.2
Redemption Price Per Share	$ 10.35
Aggregate redemption amount	$ 255,875,758
Due to related party			$ 279,193	$ 144,193	$ 24,193
Subsequent Event [Member]
Subsidiary, Sale of Stock [Line Items]
Cash held outside of the Trust Account	$ 140,000
Public share	$ 0.04
Redemption Price Per Share	$ 10.35
Aggregate redemption amount	$ 255,875,757
Class A common stock [Member]
Subsidiary, Sale of Stock [Line Items]
Shares Issued, Price Per Share			$ 10
Stock issued during period, shares, new issues	24,703,445
Redemption Price Per Share				$ 10.34	$ 10.2
Class A common stock [Member] | Subsequent Event [Member]
Subsidiary, Sale of Stock [Line Items]
Stock issued during period, shares, new issues	24,703,445
Initial Public Offering [Member]
Subsidiary, Sale of Stock [Line Items]
Sale of Units, net of underwriting discounts (in shares)		27,600,000
Shares Issued, Price Per Share		$ 10.2	10	10
Proceeds from Issuance Initial Public Offering		$ 281,520,000
Other offering costs		16,138,202
Shareholders deficit		15,428,121
Allocated to the warrants and expense		$ 710,081
Initial Public Offering [Member] | Private Placement Warrants
Subsidiary, Sale of Stock [Line Items]
Shares Issued, Price Per Share		$ 11.5
Sale of Private Placement Warrants (in shares)		14,040,000
Price of warrant		$ 1
Initial Public Offering [Member] | Public Warrants
Subsidiary, Sale of Stock [Line Items]
Shares Issued, Price Per Share			$ 10.2	$ 10.2
Private Placement [Member] | Private Placement Warrants
Subsidiary, Sale of Stock [Line Items]
Sale of Private Placement Warrants (in shares)				14,040,000
Percentage of business combinations aggregate fair market value			80.00%	80.00%
Over-allotment option [Member]
Subsidiary, Sale of Stock [Line Items]
Sale of Units, net of underwriting discounts (in shares)				3,600,000
Shares Issued, Price Per Share		$ 10
Over-allotment option [Member] | Private Placement Warrants | Class A common stock [Member]
Subsidiary, Sale of Stock [Line Items]
Price of warrant				$ 11.5
Sponsor [Member]
Subsidiary, Sale of Stock [Line Items]
Redemption of shares calculated based on business days prior to consummation of business combination			15 months	15 months
Obligation to redeem Public Shares if entity does not complete a Business Combination (as a percent)			100.00%	100.00%
Month To Complete Acquisition				21 months
Sponsor [Member] | Private Placement [Member] | Private Placement Warrants
Subsidiary, Sale of Stock [Line Items]
Sale of Private Placement Warrants (in shares)				11,240,000
Related Party [Member]
Subsidiary, Sale of Stock [Line Items]
Due to related party			$ 966,401	$ 315,539